STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 9. STOCK OPTIONS

 The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model with certain assumptions noted below. Expected volatilities are based on historical volatility of the Common Stock using historical periods consistent with the expected term of the options. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the financial statements, to estimate option exercise and employee termination and forfeitures within the valuation model. The expected term of stock options granted under the Company’s stock plans is based on the average of the contractual term (generally 10 years) and the vesting period (generally 24 to 42 months).  The risk-free rate is based on the yield of a U.S. Treasury security with a term consistent with the option.

 The assumptions used principally for stock options granted to employees and members of the Company’s Board of Directors in the nine months ended September 30, 2013 and 2012 were as follows:

	2013	2012
Risk-free interest rate	0.13% - 1.89%	0.94% - 2.05%
Expected dividend yield	—	—
Expected term	1 - 6.5 years	6.5 years
Forfeiture rate (excluding fully vested stock options)	15%	15%
Expected volatility	129% - 141%	129% - 137%

 A summary of stock option activity as of and for the nine months ended September 30, 2013 is as follows:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	343,334	$14.75
Granted	78,250	4.43
Exercised	—	—
Forfeited or expired	(71,916)	13.38
Outstanding at September 30, 2013	349,668	$12.45	5.80 years	$—
Exercisable at September 30, 2013	243,592	$11.34	4.86 years	$—

 The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2013 was $3.37 per share. Share-based compensation expense related to stock options recognized in the nine months ended September 30, 2013 and 2012 was approximately $554,000 and $720,000, respectively. As of September 30, 2013, there was approximately $1,149,000 of total unrecognized compensation expense related to non-vested share-based option compensation arrangements. With the exception of the unrecognized share-based compensation related to certain restricted stock grants to officers and employees that contain performance conditions related to United States Food and Drug Administration (“FDA”) approval for Symphony or the sale of substantially all of the stock or assets of the Company (see Note 10 on Restricted Stock below), unrecognized compensation is expected to be recognized over the next four years.

In March 2003, the Company’s shareholders approved its 2003 Stock Option and Incentive Plan (the “2003 Plan”). Pursuant to the 2003 Plan, the Company’s Board of Directors (or its committees and/or executive officers delegated by the Board of Directors) may grant incentive and nonqualified stock options, restricted stock, and other stock-based awards to the Company’s employees, officers, directors, consultants and advisors. As of December 31, 2012, the maximum aggregate number of shares that may be authorized for issuance under the 2003 Plan for all periods is 160,000 shares. As of December 31, 2012, there were 31,125 restricted shares of Common Stock issued and options to purchase an aggregate of 82,125 shares of Common Stock outstanding under the 2003 Plan and 42,275 shares available for future grants.

In May 2008, the Company’s shareholders approved the 2008 Equity Compensation Plan (the “2008 Plan”). The 2008 Plan provides for grants of incentive stock options to employees and nonqualified stock options and restricted stock to employees, consultants and non-employee directors of the Company. In July 2010, the Company’s shareholders approved an amendment to the 2008 Plan to increase the maximum number of shares of Common Stock available under the Plan by 2,000,000 shares to 4,700,000 shares.  In June 2012, the Company’s shareholders approved an amendment to the 2008 Plan to increase the maximum number of shares available under the Plan by 5,300,000 shares to 10,000,000 shares.  As of December 31, 2012, there were restricted shares of Common Stock issued and options to purchase an aggregate of 444,224 shares of Common Stock outstanding under the 2008 Plan and 9,542,776 shares available for future grants.

The tables below show the remaining shares available for future grants for each plan and the outstanding shares.

	Stock Option Plans
	2003	2008
Shares Available For Issuance:
Total reserved for stock options and restricted stock	160,000	10,000,000
Restricted stock issued net of cancellations	(31,125)	(256,891)
Stock options granted	(154,449)	(254,500)
Add back options cancelled before exercise	67,849	54,167
Options cancelled by plan vote	-	-
Remaining shares available for future grants	42,275	9,542,776
			Not Pursuant to a Plan
Total granted	154,449	254,500	310,000
Less: Options cancelled	(67,849)	(54,167)	(138,333)
Options exercised	(35,600)	(13,000)	(66,667)
Shares outstanding, before restricted stock	51,000	187,333	105,000
Restricted stock issued, net of cancellations	31,125	256,891	28,484
Outstanding shares at December 31, 2012	82,125	444,224	133,484

Share-Based Compensation - Options

For options issued and outstanding during the years ended December 31, 2012, 2011 and 2010, the Company recorded additional paid-in capital and non-cash compensation expense of $938,537, $836,866 and $164,810, respectively, each net of estimated forfeitures.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatilities are based on historical volatility of the Common Stock using historical periods consistent with the expected term of the options. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the consolidated financial statements, to estimate option exercise and employee termination within the valuation model. The expected term of options granted under the Company’s stock plans, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period (generally 24 to 42 months) as permitted under SEC Staff Accounting Bulletin Nos. 107 and 110. The risk-free rate is based on the yield of a U.S. Treasury security with a term consistent with the option. Restricted stock grants are valued based on the closing market price for the Company’s Common Stock on the grant date.

The assumptions used principally for options granted to employees in the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Risk-free interest rate	0.92% - 2.05%	1.80% - 3.47%
Expected dividend yield	—	—
Expected term	6.5 years	6.5 years
Forfeiture rate (excluding fully vested options)	15%	15%
Expected volatility	131% - 142%	137% - 142%

A summary of option activity under the Company’s stock plans and options granted to officers of the Company outside any plan as of December 31, 2012 and changes during the year then ended is presented below:

Options:	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	339,511	$16,80
Granted	70,000	$16.60
Exercised	(23,767)	$9,40
Forfeited or expired	(42,411)	$30,76
Outstanding at December 31, 2012	343,333	$14,70	6.11 years	$885,300
Exercisable at December 31, 2012	224,133	$10,60	5.48 years	$885,300

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012 was $16.60 per share. As of December 31, 2012, there was approximately $2,097,000 of total unrecognized compensation expense related to non-vested share-based option arrangements. With the exception of the unrecognized share-based compensation related to certain restricted stock grants to officers and employees that contain performance conditions related to United States Food and Drug Administration (FDA) approval for Symphony or the sale of the Company, unrecognized compensation is expected to be recognized over the next 12 months.